Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of operating segments [line items]
Net interest income	$ 5,097		$ 4,515	$ 10,495	$ 9,236
Non-interest revenue	3,582		3,459	7,450	6,410
Total Revenue	8,679	$ 9,266	7,974	17,945	15,646
Total provision for (recovery of) credit losses	1,054	1,011	705	2,065	1,332
Depreciation and amortization	544		524	1,089	1,056
Non-interest expense	4,475		4,320	9,357	9,177
Income (loss) before taxes and non-controlling interest in subsidiaries	2,606	2,828	2,425	5,434	4,081
Provision for (recovery of) income taxes	644	690	559	1,334	923
Reported net income (loss)	1,962	2,138	1,866	4,100	3,158
Non-controlling interest in subsidiaries	2	4	4	6	6
Net income (loss) attributable to bank shareholders	1,960	$ 2,134	1,862	4,094	3,152
Average assets	1,503,683		1,350,439	1,512,746	1,336,058
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	765		658	1,624	1,131
Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	289		47	441	201
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,359		2,154	4,744	4,295
Non-interest revenue	615		665	1,295	1,302
Total Revenue	2,974		2,819	6,039	5,597
Total provision for (recovery of) credit losses	608		398	1,150	693
Depreciation and amortization	157		145	310	288
Non-interest expense	1,132		1,071	2,269	2,138
Income (loss) before taxes and non-controlling interest in subsidiaries	1,077		1,205	2,310	2,478
Provision for (recovery of) income taxes	295		333	634	685
Reported net income (loss)	782		872	1,676	1,793
Net income (loss) attributable to bank shareholders	782		872	1,676	1,793
Average assets	343,799		323,710	342,623	322,349
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	476		295	967	533
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	132		103	183	160
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	2,122		1,994	4,327	4,052
Non-interest revenue	406		395	877	791
Total Revenue	2,528		2,389	5,204	4,843
Total provision for (recovery of) credit losses	334		281	748	571
Depreciation and amortization	243		238	483	484
Non-interest expense	1,263		1,203	2,561	2,423
Income (loss) before taxes and non-controlling interest in subsidiaries	688		667	1,412	1,365
Provision for (recovery of) income taxes	142		124	286	262
Reported net income (loss)	546		543	1,126	1,103
Non-controlling interest in subsidiaries	5		4	5	4
Net income (loss) attributable to bank shareholders	541		539	1,121	1,099
Average assets	243,601		236,135	245,950	234,219
US P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	247		288	559	471
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	87		(7)	189	100
BMO WM [member]
Disclosure of operating segments [line items]
Net interest income	369		322	724	647
Non-interest revenue	1,159		1,071	2,390	2,074
Total Revenue	1,528		1,393	3,114	2,721
Total provision for (recovery of) credit losses	8		(7)	8	6
Depreciation and amortization	65		67	132	133
Non-interest expense	976		911	2,004	1,842
Income (loss) before taxes and non-controlling interest in subsidiaries	479		422	970	740
Provision for (recovery of) income taxes	118		102	240	180
Reported net income (loss)	361		320	730	560
Net income (loss) attributable to bank shareholders	361		320	730	560
Average assets	71,033		63,673	70,511	63,093
BMO WM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	2		6	3	9
BMO WM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	6		(13)	5	(3)
BMO CM [member]
Disclosure of operating segments [line items]
Net interest income	474		358	1,173	863
Non-interest revenue	1,305		1,303	2,679	2,387
Total Revenue	1,779		1,661	3,852	3,250
Total provision for (recovery of) credit losses	101		52	147	30
Depreciation and amortization	79		74	164	151
Non-interest expense	1,021		954	2,191	1,993
Income (loss) before taxes and non-controlling interest in subsidiaries	578		581	1,350	1,076
Provision for (recovery of) income taxes	147		122	332	224
Reported net income (loss)	431		459	1,018	852
Net income (loss) attributable to bank shareholders	431		459	1,018	852
Average assets	564,034		455,916	571,605	446,962
BMO CM [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	28		61	63	72
BMO CM [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	73		(9)	84	(42)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(227)		(313)	(473)	(621)
Non-interest revenue	97		25	209	(144)
Total Revenue	(130)		(288)	(264)	(765)
Total provision for (recovery of) credit losses	3		(19)	12	32
Depreciation and amortization	0			0
Non-interest expense	83		181	332	781
Income (loss) before taxes and non-controlling interest in subsidiaries	(216)		(450)	(608)	(1,578)
Provision for (recovery of) income taxes	(58)		(122)	(158)	(428)
Reported net income (loss)	(158)		(328)	(450)	(1,150)
Non-controlling interest in subsidiaries	(3)			1	2
Net income (loss) attributable to bank shareholders	(155)		(328)	(451)	(1,152)
Average assets	281,216		271,005	282,057	269,435
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	12		8	32	46
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision for (recovery of) credit losses	$ (9)		$ (27)	$ (20)	$ (14)